Trade receivables (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Schedule of Trade Receivables

	As at March 31,
	2022		2023
Trade receivables	₹	130,283	₹	134,026
Allowance for lifetime expected credit loss		(10,299)		(6,813)
	₹	119,984	₹	127,213

Non-current	₹	4,765	₹	863
Current		115,219		126,350

Summary of Allowance for Lifetime Expected Credit Loss

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2022		2023
Balance at the beginning of the year	₹	11,077	₹	10,299
Additions / (write-back), net (Refer to Note 25)		(797)		(604)
Charged against allowance		(76)		(3,302)
Translation adjustment		95		420
Balance at the end of the year	₹	10,299	₹	6,813